Summary of Significant Accounting Policies (Details) - Schedule of Assets and Liabilities by Level Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets
Marketable securities		$ 144,199
Level 2 [Member]
Assets
Marketable securities
Level 3 [Member]
Assets
Marketable securities